Firstar Stellar Treasury Fund
Firstar Stellar Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

MONEY MARKET FUNDS
combined semi-annual report
May 31, 1999
(FIRSTAR STELLAR FUNDS LOGO)

PRESIDENT'S MESSAGE

Dear Shareholder:

On behalf of the Firstar Stellar Funds, thank you for your continued confidence and for giving us the opportunity to help you achieve your financial goals.
From late 1998 through May of 1999, financial markets experienced substantial short-term volatility. The investment strategies employed by the Firstar Stellar Funds are designed to provide you steady performance through up and down markets.

On the following pages you will find the results for December 1, 1998 through May 31, 1999 for the cash management funds, as well as questions and answers from our portfolio managers regarding fund performance. I hope you will take the time to read this important information.

FIRSTAR STELLAR TREASURY FUND

This Fund seeks to provide income to shareholders with a principal value that is stable.*<F1> To achieve this the Fund invests exclusively in short-term Treasury securities. For the six month period ended May 31, 1999, the Fund returned 1.93% for C shares and 2.01% for Y shares. This Fund remains a solid choice for investors who are seeking taxable income with the maximum in stability.

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from Federal taxation with a principal value that is stable.*<F1> This is achieved by investing totally in a diversified portfolio of short-term municipal securities.**<F2> For the six month period ended May 31, 1999, the total return of the Fund was 1.21%. This is an excellent choice for risk averse investors who seek tax-free income.

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND

This Fund seeks current income which is exempt from both Federal and Ohio state income tax. This is accomplished by investing in municipal obligations of the state of Ohio and its municipalities.**<F2> The return for the six months ended May 31, 1999 was 1.32%. If you are an Ohio resident looking for tax-free income with principal stability this Fund is a great choice.

We thank you for using the Firstar Stellar Funds to meet your investment needs and we look forward to providing solid performance and service to you in the future.

Sincerely,

/s/Daniel B. Benhase

Daniel B. Benhase
President

July 15, 1999

*<F1>Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. Investments in money market funds are neither insured nor guaranteed by the U.S. Government.
**<F2>Income may be subject to the federal alternative minimum tax and state and local taxes.

INVESTMENT REVIEWS

FIRSTAR STELLAR TREASURY FUND

Q     Interest rates increased in the second quarter of 1999 due to concerns about the domestic economy.  How did the Treasury Fund perform?


A     Short-term interest rates remained stable through the first quarter of
1999 with a slight increase during the second quarter of 1999 due to inflationary concerns in the economy. The Treasury Fund yield remained stable through the first and second quarter of 1999 and maintained competitive yields compared to its peer group.

Q     Is the Treasury Fund rated by a rating Agency?

A     Yes.  The Treasury Fund is rated "AAA", the highest rating possible, by
Fitch IBCA.

Q     What is your outlook for this Fund for the remainder of 1999?

A We expect short-term rates to remain relatively stable through the rest of 1999. While the strong economy has continued to put upward pressure on interest rates, we expect the growth rate of the economy to soften later this year and do not foresee a significant increase in short-term rates.

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND

Q     What major factors affected the tax-free money market in early 1999?

A     Short-term tax-exempt variable rate demand notes fluctuated 200 basis points in the first quarter of 1999, and finished the quarter 100 basis points higher at 4.05% than where they started. While the second quarter of 1999 raised inflationary concerns, short-term tax-exempt variable rate demand notes actually dropped as low as 2.25% before rising back to 3.70%. The Firstar Stellar Tax-Free Money Market Fund yield fluctuated in similar fashion to the market overall.

Q     Have economic concerns increased interest rates in the tax-free money markets?

A     Short-term tax-free rates initially fell in the second quarter of 1999 before rising on inflationary concerns in the economy. However, the rise in short-term tax-free rates was not significant and did not reach the same levels as where the quarter began.

Q     What is your outlook for the remainder of 1999?

A     Despite some inflationary concerns in the economy, we expect short-term tax-exempt rates to remain stable over the remainder of 1999. We will maintain an average maturity comparable to the industry benchmark, and continue to place emphasis on maintaining a high-quality profile of securities that are not subject to the federal alternative minimum tax.

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND

Q    What major factors affected the tax-free money market in early 1999?


A    Short-term tax-exempt variable rate demand notes fluctuated 200 basis points in the first quarter of 1999, and finished the quarter 100 basis points higher at 4.05% than where they started. While the second quarter of 1999 raised inflationary concerns, short-term tax-exempt variable rate demand notes actually dropped as low as 2.25% before rising back to 3.70%. The Firstar Stellar Ohio Tax-Free Money Market Fund yield fluctuated in similar fashion to the market overall.

Q     Have economic concerns increased interest rates in the tax-free money markets?

A     Short-term tax-free rates initially fell in the second quarter of 1999 before rising on inflationary concerns in the economy. However, the rise in short-term tax-free rates was not significant and did not reach the same levels as where the quarter began.

Q     What is your outlook for the remainder of 1999?

A     Despite some inflationary concerns in the economy, we expect short-term tax-exempt rates to remain stable over the remainder of 1999. We will maintain an average maturity comparable to the industry benchmark, and continue to place emphasis on maintaining a high-quality profile of securities that are not subject to the federal alternative minimum tax.

PORTFOLIOS OF INVESTMENTS

FIRSTAR STELLAR TREASURY FUND    May 31, 1999 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
U.S. TREASURIES - 33.0%
U.S. TREASURY NOTES - 33.0%
    $60,000,000     6.00%, 6/30/1999                                 $60,055,167
     70,000,000     6.375%, 7/15/1999                                 70,157,552
     80,000,000     5.875%, 8/31/1999                                 80,290,966
     70,000,000     6.875%, 8/31/1999                                 70,366,162
     40,000,000     5.75%, 9/30/1999                                  40,141,797
     60,000,000     7.125%, 9/30/1999                                 60,446,954
     50,000,000     5.625%, 10/31/1999                                50,204,233
     20,000,000     7.50%, 10/31/1999                                 20,227,952
     75,000,000     7.75%, 12/31/1999                                 76,272,712
     40,000,000     5.375%, 1/31/2000                                 40,188,028
     20,000,000     7.75%, 1/31/2000                                  20,370,252
     20,000,000     5.50%, 2/29/2000                                  20,106,915
--------------------------------------------------------------------------------
          Total                                                      608,828,690
--------------------------------------------------------------------------------
TOTAL U.S. TREASURIES                                                608,828,690
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 54.3%
--------------------------------------------------------------------------------
     90,000,000     Donaldson, Lufkin
                      and Jenrette
                      Securities Corp., 4.80%,
                      dated 5/28/1999, due
                      6/1/1999, repurchase price
                      90,048,000 (Collateralized
                      by U.S. Government Securities)                  90,000,000
    455,000,000     Lehman Brothers Inc., 4.80%,
                      dated 5/28/1999, due
                      6/1/1999, repurchase price
                      $455,242,667 (Collateralized
                      by U.S. Government Securities)                 455,000,000
    455,000,000     Swiss Bank, 4.80%, dated
                      5/28/1999, due 6/1/1999,
                      repurchase price $455,242,667
                      (Collateralized by U.S.
                      Government Securities)                         455,000,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                        1,000,000,000
--------------------------------------------------------------------------------
MUTUAL FUNDS - 6.3%
     27,229,819     Merrill Lynch
                      Institutions
                      Treasury Fund                                   27,229,819
     88,802,587     Short Term Investment
                      Fund                                            88,802,587
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS                                                   116,032,406
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 93.6%                                          1,724,861,096
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 6.4%                                118,847,110
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $1,843,708,206
--------------------------------------------------------------------------------

                         (See Notes to Financial Statements.)

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND     May 31, 1999 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                   AMORIZED COST
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPALS - 99.0%
--------------------------------------------------------------------------------
ARIZONA - 0.7%
     $1,000,000     Tempe, AZ Industrial Development
                      Authorities, IDR Bonds Mandatory
                      Put, Safeway, Inc., (Bankers Trust
                      Company LOC), 3.25%, 10/15/1999                 $1,000,000
--------------------------------------------------------------------------------
COLORADO - 1.4%
     2,000,000      Smith Creek Metropolitan District of
                      Colorado, Revenue Bonds Weekly VRDNs,
                      (NationsBank, Fort Worth LOC),
                      3.40%, 10/1/2035                                 2,000,000
--------------------------------------------------------------------------------
FLORIDA - 2.3%
     1,900,000      Putnam County, FL Development Authority
                      Pollution Control, Revenue Bonds Weekly
                      VRDNs, Seminole Electric,
                      3.35%, 3/15/2014                                 1,900,000
     1,260,000      Putnam County, FL Development Authority
                      Pollution Control, Revenue Bonds Weekly
                      VRDNs, Seminole Electric,
                      3.60%, 3/15/2014                                 1,260,000
--------------------------------------------------------------------------------
          Total                                                        3,160,000
--------------------------------------------------------------------------------
HAWAII - 1.6%
     2,225,000      Hawaii Department Budget & Finance,
                      Special Purpose Revenue Bonds Weekly
                      VRDNs, Kuakini Medical Center Project,
                      (Bank of Hawaii LOC), 3.30%, 7/1/2005            2,225,000
--------------------------------------------------------------------------------
ILLINOIS - 19.8%
     2,230,000      Bethany, IL Home & Hospital First
                      Mortgage Revenue Bonds, Methodist
                      Church, 7.75%, 4/1/2009,
                      Prerefunded 4/1/2000                             2,312,518
     1,535,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, Xavier
                      University, (American National Bank &
                      Trust LOC), 3.30%, 10/1/2012                     1,535,000
     3,500,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, Aurora
                      Catholic High School, (Northern Trust
                      Corp. LOC), 3.30%, 4/1/2024                      3,500,000
     1,000,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, St. Ignatius
                      College, (Northern Trust Corp. LOC),
                      3.30%, 6/1/2024                                  1,000,000
     1,055,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, Lake
                      Forest Academy, (Northern Trust Corp.
                      LOC), 3.30%, 12/1/2024                           1,055,000
     1,520,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, St. Paul's
                      House Project, (LaSalle National Bank
                      LOC), 3.30%, 2/1/2025                            1,520,000
     2,000,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, Roosevelt
                      University, (American National Bank,
                      Chicago LOC), 3.30%, 4/1/2025                    2,000,000
     1,000,000      Illinois Development Finance Authority,
                      Revenue Bonds Weekly VRDNs, Rest
                      Haven Illinan, (South Holland Trust &
                      Savings LOC), 3.30%, 1/1/2027                    1,000,000
     2,000,000      Illinois Development Finance Authority
                      Series 1993A, Weekly VRDNs, Loyola
                      Academy, (Northern Trust Corp. LOC),
                      3.25%, 10/1/2027                                 2,000,000
     4,500,000      Illinois Development Finance Authority
                      Series 1996, Variable/Fixed Rate Demand
                      Revenue Bonds Weekly VRDNs, Chicago
                      Symphony Orchestra Project, (Bank of
                      America Illinois LOC), 3.20%, 6/1/2031           4,500,000
     2,000,000      Illinois Development Finance Authority
                      Pollution Control Series C, Revenue Bonds
                      Weekly VRDNs, Illinois Power Company,
                     (ABN-AMRO Bank N.A. LOC),
                      3.00%, 8/26/1999                                 2,000,000
     2,500,000      Illinois Educational Facilities Authority,
                      Revenue Bonds Weekly VRDNs, Newberry
                      Library Project, (Northern Trust Corp.
                      LOC), 3.25%, 3/1/2028                            2,500,000
     2,900,000      Illinois Health Facilities Authority, Revenue
                      Bonds Weekly VRDNs, Gottlieb Health
                      Resources, Inc., (Harris Trust & Savings
                      Bank,Chicago LOC), 3.25%, 11/15/2025             2,900,000
--------------------------------------------------------------------------------
          Total                                                       27,822,518
--------------------------------------------------------------------------------
INDIANA - 2.4%
     1,000,000      Indiana Bond Bank, Advance Funding
                      Program, Revenue Bonds, Series A,
                      4.55%, 8/1/1999                                  1,002,082
     2,400,000      Indiana State Development Finance
                      Authority, Revenue Bonds Weekly VRDNs,
                      Indiana Historical Society, (NBD Bank
                      LOC), 3.25%, 8/1/2031                            2,400,000
--------------------------------------------------------------------------------
          Total                                                        3,402,082
--------------------------------------------------------------------------------
KENTUCKY - 2.7%
     3,800,000      Mason County, KY Pollution Control,
                      Revenue Bonds Weekly VRDNs, East
                      Kentucky Power, 3.35%, 10/15/2014                3,800,000
--------------------------------------------------------------------------------
LOUISIANA - 3.8%
     5,250,000      Jefferson Parish, LA Hospital Service
                      District No. 2, Revenue Bonds Weekly
                      VRDNs, 3.30%, 12/1/2015                          5,250,000
--------------------------------------------------------------------------------
MARYLAND - 1.2%
     1,700,000      Baltimore, MD, EDA Weekly VRDNs, Field
                      Container Co. L.P., (American National
                      Bank, Chicago LOC), 3.30%, 12/1/1999             1,700,000
--------------------------------------------------------------------------------
MISSISSIPPI - 1.4%
     2,000,000      Forest, MS, IDR Refunding Bonds
                      Weekly VRDNs, Sara Lee Corp.,
                      3.30%, 10/1/2012                                 2,000,000
--------------------------------------------------------------------------------
MISSOURI - 5.1%
     7,200,000      Missouri State Environmental
                      Improvement & Energy Authority,
                      Revenue Bonds Weekly VRDNs,
                      Kansas City Power and Light Co.,
                      3.30%, 7/1/2017                                  7,200,000
--------------------------------------------------------------------------------
NEW MEXICO - 1.5%
     2,000,000      Albuquerque, NM Educational Facilities,
                      Revenue Bonds, 7.375%, 10/1/2014                 2,066,772
--------------------------------------------------------------------------------


OHIO - 25.6%
--------------------------------------------------------------------------------
       500,000     Butler County, OH, GO LT BANs,
                     4.10%, 8/5/1999                                     500,343
     2,000,000     Butler County, OH, GO LT BANs,
                     3.55%, 10/21/1999                                 2,003,012
     1,250,000     Butler County, OH, GO LT BANs,
                     3.49%, 3/16/2000                                  1,253,732
       470,000     Centerville, OH, Health Care,
                     Revenue Bonds Weekly VRDNs,
                     Bethany Lutheran Village, (PNC Bank,
                     Ohio, N.A. LOC), 3.30%, 11/1/2013                   470,000
     1,670,000     Clermont County, OH, GO LT BANs,
                     3.40%, 12/16/1999                                 1,671,753
     2,900,000     Cleveland, OH Income Tax Revenue
                     Bonds, Weekly VRDNs, (Toronto-Dominion
                     Bank LOC), 3.35%, 5/15/2024                       2,900,000
     5,000,000     Cuyahoga County, OH Hospital Authority
                     Series B Daily VRDNs, Cleveland Clinic,
                     3.30%, 1/1/2025                                   5,000,000
     2,000,000     East Muskingum Water Authority, OH
                     Series 1998, BANs, 4.32%, 6/24/1999               2,000,387
     1,000,000     Erie County, OH, GO LT BANs,
                     4.25%, 6/1/1999                                   1,000,000
     1,800,000     Franklin County, OH Health System
                     Revenue Bonds, Daily VRDNs, Franciscan
                     Sisters, St. Anthony, (Chase Manhattan
                     Bank LOC), 3.35%, 7/1/2015                        1,800,000
       670,000     Franklin County, OH Hospital Revenue
                     Bonds, Weekly VRDNs, U.S. Health
                     Corp. of Columbus, 3.35%, 12/1/2011                 670,000
       700,000     Franklin County, OH Hospital Facility
                     Authority Series A, Weekly VRDNs, U.S.
                     Health Corp. of Columbus, (Morgan
                     Guaranty Trust Co., New York LOC),
                     3.35%, 12/1/2021                                    700,000
       750,000     Hamilton County, OH Hospital Facilities
                     Authority Series 1997A, Weekly VRDNs,
                     Children's Hospital Medical Center, (PNC
                     Bank, Ohio, N.A. LOC), 3.35%, 5/15/2017             750,000
     3,000,000     Hamilton County, OH Hospital Facilities
                     Authority Series B, Revenue Bonds Weekly
                     VRDNs, Health Alliance of Greater
                     Cincinnati, (MBIA Insurance Corporation
                     INS), 3.30%, 1/1/2018                             3,000,000
       750,000     Marysville, OH, GO UT BANs,
                     3.36%, 3/18/2000                                    751,495
     3,000,000     Mayfield, OH, GO LT BANs,
                     3.65%, 9/28/1999                                  3,002,171
     1,000,000     Ohio School Districts Cash Flow
                     Borrowing Program Series B TANs,
                     3.60%, 6/30/1999                                  1,000,345
       450,000     Ohio State IDR, Weekly VRDNs, Cincinnati
                     Riverfront Coliseum, Inc., (PNC Bank,
                     Ohio, N.A. LOC), 3.30%, 6/1/2002                    450,000
       485,000     Ohio State IDR, Weekly VRDNs, Cincinnati
                     Riverfront Coliseum, Inc., (PNC Bank, Ohio,
                     N.A. LOC), 3.45%, 6/1/2003                          485,000
     2,000,000     Summit County, OH Series A,
                     GO LT BANs, 4.50%, 6/3/1999                       2,000,080
     1,000,000     University of Cincinnati, OH, BANs,
                     Series AJ, 3.14%, 3/1/2000                        1,001,527
     3,535,000     Warren County, OH Health Care Facilities,
                     Revenue Bonds Weekly VRDNs, (Fifth
                     Third Bank LOC), 3.30%, 7/1/2023                  3,535,000
--------------------------------------------------------------------------------
         Total                                                        35,944,845
--------------------------------------------------------------------------------
OREGON - 3.4%
     4,845,000     Portland, OR Weekly VRDNs, University
                     Park Apartments, (Bank of Boston
                     LOC), 3.25%, 10/1/2011                            4,845,000
--------------------------------------------------------------------------------
PENNSYLVANIA - 6.4%
     4,000,000     Allegheny County, PA IDA
                     3.15%, 7/8/1999                                   4,000,000
     2,000,000     Allentown, PA Area Hospital Authority
                     Series B, Revenue Bonds Weekly VRDNs,
                     Sacred Heart Hospital, (First Union
                     National Bank LOC), 3.30%, 7/1/2023               2,000,000
     1,625,000     Butler County, PA IDA, Health, Hospital
                     Series B, Lutheran Welfare, (PNC Bank,
                     N.A. LOC), 2.95%, 11/1/1999                       1,625,000
     1,320,000     Pennsylvania Infrastructure Invitation
                     Authority Series A, Revenue Bonds,
                     (Prerefunded 9/1/99 @ 102),
                     6.90%, 9/1/1999                                   1,357,616
--------------------------------------------------------------------------------
         Total                                                         8,982,616
--------------------------------------------------------------------------------
TENNESSEE - 4.8%
     3,600,000     Metropolitan Government Nashville &
                     Davidson County, TN HEFA,
                     Educational Facilities Revenue Bonds
                     Series 1997, Weekly VRDNs, Belmont
                     University Project, (SunTrust Bank,
                     Nashville LOC), 3.30%, 12/1/2022                  3,600,000
     3,100,000     Rutherford County, TN IDB Weekly
                     VRDNs, Square D Co., (Societe Generale,
                     Chicago, IL LOC), 3.25%, 4/1/2017                 3,100,000
--------------------------------------------------------------------------------
         Total                                                         6,700,000
--------------------------------------------------------------------------------
TEXAS - 4.2%
     2,170,000     Bexar County, Health Facilities
                     Development Authority Weekly VRDNs,
                     Army Retirement Resources Foundation,
                    (Rabobank Nederland, Utrecht LOC),
                    3.10%, 7/1/2011                                    2,170,000
     1,800,000     San Antonio, TX IDA Weekly VRDNs,
                     San Antonio River Center Associates,
                    (PNC Bank, N.A. LOC), 3.45%,
                    12/1/2012                                          1,800,000
     2,000,000     Waller County, TX IDC, Industrial
                     Improvement Revenue Bonds Weekly
                     VRDNs, Tubular Steel, Inc., (Wachovia
                     Bank of Georgia NA LOC),
                     3.25%, 9/1/1999                                   2,000,000
--------------------------------------------------------------------------------
         Total                                                         5,970,000
--------------------------------------------------------------------------------
UTAH - 2.9%
     4,000,000     Provo City, UT Energy Systems, Revenue
                     Bonds, 7.625%, 11/1/2012                          4,071,652
--------------------------------------------------------------------------------
VIRGINIA - 2.6%
     1,660,000     Rockbridge County, VA IDA, IDR Bonds,
                     Safeway, Inc., (Bankers Trust Co. LOC),
                     3.05%, 8/2/1999                                   1,660,000
     1,950,000     Virginia State Residential Authority Solid
                     Waste Disposal System, Series A,
                     Revenue Bonds, 7.30%, 4/1/2015                    2,052,186
--------------------------------------------------------------------------------
         Total                                                         3,712,186
--------------------------------------------------------------------------------
WASHINGTON - 1.9%
     2,500,000     Seattle, WA Municipal Water, Revenue
                     Bonds, 7.25%, 5/1/2017                            2,637,870
--------------------------------------------------------------------------------
WASHINGTON, D.C. - 3.3%
     1,800,000     District of Columbia Series B, GO UT,
                     7.50%, 6/1/2010, Prerefunded 6/1/2000             1,906,548
     2,605,000     District of Columbia, Revenue Bonds,
                     VRDN, Association of American
                     Medical Colleges, 7.50%, 2/15/2020,
                     Prerefunded 2/15/2000                             2,732,739
--------------------------------------------------------------------------------
         Total                                                         4,639,287
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPALS                                          139,129,828
--------------------------------------------------------------------------------
MUTUAL FUNDS - 0.4%
         3,059     AIM Tax-Free Investments Co.                            3,059
       588,498     SEI Tax Exempt Money Market Fund                      588,498
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS                                                       591,557
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%                                            139,721,385
--------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.6%                                    828,670
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $140,550,055
--------------------------------------------------------------------------------

                       (See Notes to Financial Statements.)

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND     May 31, 1999 (unaudited)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                  AMORTIZED COST
--------------------------------------------------------------------------------
OHIO SHORT-TERM INVESTMENTS -     103.4%
--------------------------------------------------------------------------------
OHIO SHORT-TERM MUNICIPALS - 102.3%
    $2,200,000     Butler County, OH, GO LT BANs,
                     4.10%, 7/8/1999                                  $2,201,914
       200,000     Butler County, OH, GO LT BANs,
                     3.49%, 3/16/2000                                    200,597
       200,000     Centerville, OH Weekly VRDNs, Bethany
                     Lutheran Village, (PNC Bank, Ohio, N.A.
                     LOC), 3.30%, 5/1/2008                               200,000
     1,000,000     Clermont County, OH, GO LT BANs,
                     3.40%, 12/16/1999                                 1,001,050
     2,500,000     Cleveland, OH Income Tax Revenue Bonds,
                     Weekly VRDNs, (Toronto-Dominion Bank
                     LOC), 3.35%, 5/15/2024                            2,500,000
     1,800,000     Columbus, OH, GO UT Weekly VRDNs,
                     3.20%, 6/1/2016                                   1,800,000
     1,700,000     Columbus, OH, GO UT Weekly VRDNs,
                     3.20%, 12/1/2017                                  1,700,000
       100,000     Columbus, OH Electrical Systems,
                     Electric, Light, & Power Improvement
                     Revenue Bonds Monthly VRDNs, (Union
                     Bank of Switzerland, Zurich LOC),
                     3.65%, 9/1/2009                                     100,137
     1,000,000     Columbus, OH Sewer System, Revenue
                     Bonds Series 1994, Weekly VRDNs,
                     3.25%, 6/1/2011                                   1,000,000
     1,500,000     Cuyahoga County, OH, Hospital Revenue
                     Bonds Weekly VRDNs, Cleveland Clinic,
                     3.30%, 1/1/2024                                   1,500,000
     2,635,000     Cuyahoga County, OH, Hospital Revenue
                     Bonds Weekly VRDNs, Cleveland Clinic,
                     3.30%, 1/1/2025                                   2,635,000
       500,000     Erie County, OH, GO LT BANs,
                     4.25%, 6/1/1999                                     500,000
       500,000     Franklin County, OH, Hospital Revenue
                     Bonds, Weekly VRDNs, U.S. Health
                     Corp. of Columbus, 3.35%, 12/1/2011                 500,000
     2,500,000     Franklin County, OH Hospital Facility
                     Authority Series A, Weekly VRDNs, U.S.
                     Health Corp. of Columbus, (Morgan
                     Guaranty Trust Co., New York LOC),
                     3.35%, 12/1/2021                                  2,500,000
     1,500,000     Franklin County, OH Hospital Revenue
                     Bonds, Weekly VRDNs, Doctors Ohio
                     Health Corp., (National City Bank LOC),
                     3.45%, 12/1/2028                                  1,500,000
     1,000,000     Hamilton County, OH, Weekly VRDNs,
                     General Protestant Orphan Home,
                     (Fifth Third Bank, Cincinnati LOC),
                     3.38%, 12/1/2017                                  1,000,000
     2,500,000     Hamilton County, OH Hospital Facilities
                     Authority Series 1997A, Weekly VRDNs,
                     Children's Hospital Medical Center,
                    (PNC Bank, Ohio, N.A. LOC),
                    3.35%, 5/15/2017                                   2,500,000
     1,900,000     Hamilton County, OH Hospital Facilities
                     Authority Series B, Revenue Bonds
                     Weekly VRDNs, Health Alliance of
                     Greater Cincinnati, (MBIA Insurance
                     Corporation INS), 3.30%, 1/1/2018                 1,900,000
     2,000,000     Hamilton County, OH Hospital Facilities
                     Authority Series E, Revenue Bonds
                     Weekly VRDNs, Health Alliance of
                     Greater Cincinnati, (MBIA Insurance
                     Corporation INS), 3.30%, 1/1/2018                 2,000,000
     1,500,000     Hamilton, OH Multifamily Series A,
                     Revenue Bonds Weekly VRDNs, Knollwood
                     Village, (Bank One Indiana N.A. LOC),
                     3.42%, 1/1/2030                                   1,500,000
     1,000,000     Loveland, OH City School District, GO UT
                     BANs, 4.00%, 7/15/1999                            1,001,143
       400,000     Mariemont, OH, BANs, 4.28%, 8/27/1999                 400,348
       690,000     Marion County, OH Hospital Authority
                     Series 1991, Weekly VRDNs, Marion
                     County, OH Pooled Hospital Program,
                     (Bank One, Ohio, N.A. LOC),
                     3.42%, 11/1/2021                                    690,000
       750,000     Marysville, OH, GO UT BANs,
                     3.36%, 3/18/2000                                    751,495
     1,000,000     Marysville Village School District, OH,
                     BANs, 3.685%, 6/30/1999                           1,000,418
       900,000     Mason, OH EDA Weekly VRDNs, Cedar
                     Village Project, (Fifth Third Bank, Cincinnati
                     LOC), 3.35%, 12/1/2017                              900,000
       498,787     Mercer County, OH, GO LT BANs,
                     3.90%, 10/21/1999                                   499,536
     2,900,000     Middleburg Heights, OH, Hospital
                     Improvement Revenue Bonds Weekly
                     VRDNs, (KeyBank N.A. LOC),
                     3.45%, 8/15/2022                                  2,900,000
       500,000     Milford, OH, GO LT BANs,
                     3.30%, 3/1/2000                                     500,906
       200,000     North Ridgeville, OH, BANs,
                     4.375%, 6/2/1999                                    200,002
     2,000,000     Ohio State Highway Capital Improvement
                     Series C, GO UT, 4.00%, 5/1/2000                  2,015,180
       410,000     Ohio State, IDR Weekly VRDNs, Cincinnati
                     Riverfront Coliseum, Inc., (PNC Bank,
                     Ohio, N.A. LOC), 3.45%, 6/1/1999                    410,000
     2,000,000     Ohio State University, 3.10%, 8/19/1999             2,000,000
     2,000,000     Ohio State Water Development Authority,
                     Pollution Control Series 1997, Revenue
                     Bonds Weekly VRDNs, Philip Morris
                     Cos., Inc., 3.30%, 9/1/2018                       2,000,000
       140,000     Scioto County Regional Water District, OH,
                     Revenue Bonds, 3.75%, 6/1/1999                      140,000
     1,000,000     Southwest Licking Local School District, OH,
                     GO UT BANs, 3.75%, 6/15/1999                      1,000,248
     1,000,000     Southwest Local School District Hamilton
                     County, OH, BANs, 3.83%, 6/17/1999                1,000,294
       800,000     Southwest Regional Water District, OH,
                     BANs, 4.10%, 8/19/1999                              800,501
       615,000     Springboro, OH, GO LT BANs,
                     4.05%, 7/29/1999                                    615,235
       500,000     Summit County, OH Series B, GO LT BANs,
                     3.625%, 11/18/1999                                  501,639
     1,000,000     Summit County, OH Civic Facility Weekly
                     VRDNs, Young Mens Christian Association,
                     (KeyBank, N.A. LOC), 3.35%, 12/1/2017             1,000,000
       320,000     Sycamore Community City School
                     District, OH, (AMBAC INS),
                     3.20%, 12/1/1999                                    320,000
       800,000     Tiffin, OH, GO LT, 3.95%, 7/8/1999                    800,196
     1,000,000     University of Cincinnati, OH, BANs,
                     3.26%, 8/18/1999                                  1,000,607
     1,000,000     Walnut Hills High School Alumni
                     Foundation, OH, Revenue Bonds
                     Weekly VRDNs, (Fifth Third Bank LOC),
                     3.38%, 12/1/2006                                  1,000,000
     1,000,000     Warren County, OH Health Care Facilities
                     Series A, Weekly VRDNs, Otterbein Homes,
                    (Fifth Third Bank, Cincinnati LOC),
                    3.35%, 7/1/2021                                    1,000,000
--------------------------------------------------------------------------------
TOTAL OHIO SHORT-TERM MUNICIPALS                                      53,186,446
--------------------------------------------------------------------------------
OHIO MONEY MARKET MUTUAL FUND - 1.1%
       580,991     Midwest Ohio Tax-Free Fund                            580,991
--------------------------------------------------------------------------------
TOTAL OHIO MONEY MARKET MUTUAL FUND                                      580,991
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.4%                                            53,767,437
--------------------------------------------------------------------------------
LIABILITIES, LESS OTHER ASSETS - (3.4%)                              (1,745,209)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $52,022,228
--------------------------------------------------------------------------------

                         (See Notes to Financial Statements.)

ABBREVIATIONS TO PORTFOLIOS OF INVESTMENTS

The following abbreviations are used in these portfolios:
AMBAC  -- American Municipal Bond Assurance Corporation
BANs --   Bond Anticipation Notes
EDA  --   Economic Development Authority
GO   --   General Obligation
HEFA --   Health and Education Facilities Authority
IDA  --   Industrial Development Authority
IDB  --   Industrial Development Bond
IDR  --   Industrial Development Revenue
INS  --   Insured
LOC  --   Letter of Credit
LT   --   Limited Tax
MBIA --   Municipal Bond Investors Assurance
UT   --   Unlimited Tax
VRDNs  -- Variable Rate Demand Notes

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 1999 (unaudited)

                                                                      Firstar
                                                  Firstar             Stellar
                                                  Stellar               Ohio
                              Firstar            Tax-Free             Tax-Free
                              Stellar              Money                Money
                             Treasury              Market              Market
                               Fund                Fund                 Fund
--------------------------------------------------------------------------------
ASSETS:
     Investments in
       repurchase
       agreements          $1,000,000,000              --                  --
     Investments in
       securities, at
       amortized cost         724,861,096         $139,721,385       $53,767,437
--------------------------------------------------------------------------------
          Total investments
            in securities,
            at amortized
            cost             1,724,861,096         139,721,385        53,767,437
--------------------------------------------------------------------------------

     Cash                          --                   36,522             4,621
     Income receivable          15,953,493           1,198,129           448,993
     Receivable
       for investments
       sold                    110,000,000             --                  --
--------------------------------------------------------------------------------
          Total assets       1,850,814,589         140,956,036        54,221,051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LIABILITIES:
     Income distribution
       payable                   5,730,704             294,273           127,204
     Payable to bank                12,634             --                  --
     Payable for
       investments
       purchased                     --                --              2,021,847
     Payable to affiliates       1,362,084             107,532            39,707
     Accrued expenses                  961               4,176            10,065
--------------------------------------------------------------------------------
          Total liabilities      7,106,383             405,981         2,198,823
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS                  $1,843,708,206        $140,550,055       $52,022,228
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS:
     C Shares                 $502,709,087        $140,550,055       $52,022,228
     Y Shares                1,340,999,119             --                  --
--------------------------------------------------------------------------------
          Total net
            assets          $1,843,708,206        $140,550,055       $52,022,228
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHARES OUTSTANDING:
     C Shares                  502,709,087         140,550,055        52,022,228
     Y Shares                1,340,999,119             --                  --
--------------------------------------------------------------------------------
          Total shares
            outstanding      1,843,708,206         140,550,055        52,022,228
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
     C Shares                        $1.00               $1.00             $1.00
     Y Shares                        $1.00                 --                --
--------------------------------------------------------------------------------
Investments,
  at identified
  cost                      $1,724,861,096        $139,721,385       $53,767,437
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investments, at tax cost    $1,724,861,096        $139,721,385       $53,767,437
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         (See Notes to Financial Statements.)

STATEMENTS OF OPERATIONS

Six Months Ended May 31, 1999 (unaudited)

                                                            Firstar
                                             Firstar        Stellar
                                             Stellar        Ohio
                              Firstar        Tax-Free       Tax-Free
                              Stellar        Money          Money
                              Treasury       Market         Market
                              Fund           Fund           Fund

--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income          $42,265,454    $2,318,558     $965,247
EXPENSES:
     Investment advisory fees   4,441,598       404,044      167,946
     Shareholder services fees  2,221,087       183,730       76,339
     Administration fees          977,152        80,809       33,589
     Distribution services
        fees -- C Shares          378,316         --             --
     Custodian fees               222,080        18,366        7,634
     Transfer and dividend
        disbursing agent fees
        and expenses              190,344        17,416        7,350
     Federal and state
        registration fees         101,388         8,064       10,265
     Portfolio accounting fees     79,002        20,790       20,748
     Auditing fees                 13,874         8,568        5,558
     Printing and postage          10,920         7,056        2,352
     Trustees' fees                 2,758         2,870        2,688
     Legal fees                     1,316         1,316        2,156
     Miscellaneous                 19,418         1,050          658
--------------------------------------------------------------------------------
          Total expenses        8,659,253       754,079      337,283
--------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------
     Waiver of investment
        advisory fees              --          (73,463)    (122,289)
     Waiver of shareholder
        services fees          (1,541,598)     (128,368)    (53,730)
--------------------------------------------------------------------------------
          Total waivers        (1,541,598)     (201,831)   (176,019)
--------------------------------------------------------------------------------
          Net expenses          7,117,655       552,248     161,264
--------------------------------------------------------------------------------
               NET INVESTMENT
                 INCOME       $35,147,799    $1,766,310    $803,983
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         (See Notes to Financial Statements.)

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             FIRSTAR                             FIRSTAR
                                                                             STELLAR                          STELLAR OHIO
                                          FIRSTAR                           TAX-FREE                            TAX-FREE
                                          STELLAR                             MONEY                               MONEY
                                         TREASURY                            MARKET                              MARKET
                                           FUND                               FUND                                FUND
                             -----------------------------------   --------------------------------   ----------------------------

                              SIX MONTHS                           SIX MONTHS                         SIX MONTHS
                                ENDED                YEAR ENDED       ENDED             YEAR ENDED       ENDED        PERIOD ENDED
                            MAY 31, 1999            NOVEMBER 30,   MAY 31, 1999        NOVEMBER 30,   MAY 31, 1999    NOVEMBER 30,
                            (UNAUDITED)                 1998        (UNAUDITED)           1998         (UNAUDITED)     1998(A)<F3>
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
   IN NET ASSETS
OPERATIONS--
Net investment income     $35,147,799             $63,044,398       $1,766,310          $3,435,860     $803,983        $1,005,066
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS--
     Distributions from
        net investment
        income
          C Shares         (9,712,715)            (20,969,988)      (1,766,310)         (3,435,860)    (803,983)       (1,005,066)
          Y Shares        (25,435,084)            (42,074,410)          --                   --           --               --
------------------------------------------------------------------------------------------------------------------------------------
     Change in net assets
        from distributions
        to shareholders   (35,147,799)            (63,044,398)      (1,766,310)         (3,435,860)    (803,983)       (1,005,066)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sales of
   shares               4,556,777,205           9,879,339,361      202,762,375         490,492,605   80,516,434       137,909,771
Net asset value of
   shares issued to
   shareholders
   in payment of
   distributions
   declared                   228,898                 433,873            2,832               5,730        4,632             3,259
Cost of shares redeemed(4,378,871,382)         (9,342,895,476)    (196,771,588)       (482,289,434) (86,112,487)      (80,299,381)
------------------------------------------------------------------------------------------------------------------------------------
     Change in net assets
        from share
        transactions      178,134,721             536,877,758        5,993,619           8,208,901   (5,591,421)       57,613,649
------------------------------------------------------------------------------------------------------------------------------------
          Change in net
            assets        178,134,721             536,877,758        5,993,619           8,208,901   (5,591,421)       57,613,649
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period     1,665,573,485           1,128,695,727      134,556,436         126,347,535   57,613,649            --
------------------------------------------------------------------------------------------------------------------------------------
End of period          $1,843,708,206          $1,665,573,485     $140,550,055        $134,556,436  $52,022,228       $57,613,649
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(a)<F3> Reflects operations from December 2, 1997 (date of initial public investment) to November 30, 1998.

                         (See Notes to Financial Statements.)


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                             RATIOS TO AVERAGE NET ASSETS
             NET ASSET          DISTRIBUTIONS                         ---------------------------------------------   NET ASSETS,
               VALUE,     NET      FROM NET    NET ASSET                           NET         EXPENSE                    END OF
PERIOD ENDED BEGINNING INVESTMENT INVESTMENT  VALUE, END  TOTAL                 INVESTMENT     WAIVER/                    PERIOD
NOVEMBER 30, OF PERIOD  INCOME      INCOME     OF PERIOD RETURN(a)<F4> EXPENSES   INCOME     REIMBURSEMENT (B)<F5>    (000 OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTAR STELLAR TREASURY FUND
C SHARES
1994           $1.00     0.03       (0.03)       $1.00     3.30%       0.70%       3.24%          0.20%                 $358,766
1995           $1.00     0.05       (0.05)       $1.00     5.23%       0.71%       5.14%          0.20%                 $654,963
1996           $1.00     0.05       (0.05)       $1.00     4.80%       0.70%       4.69%          0.20%                 $829,259
1997           $1.00     0.05       (0.05)       $1.00     4.85%       0.73%       4.73%          0.20%                 $469,400
1998           $1.00     0.05       (0.05)       $1.00     4.69%       0.88%       4.58%          0.20%                 $542,430
1999(f)<F9>    $1.00     0.02       (0.02)       $1.00     1.93%       0.91%(d)<F7>3.85%(d)<F7>   0.17%(d)<F7>          $502,709

Y SHARES
1997(c)<F6>    $1.00     0.03       (0.03)       $1.00     3.37%       0.72%(d)<F7>4.87%(d)<F7>   0.20%(d)<F7>          $659,296
1998           $1.00     0.05       (0.05)       $1.00     4.84%       0.73%       4.73%          0.20%               $1,123,144
1999(f)<F9>    $1.00     0.02       (0.02)       $1.00     2.01%       0.76%(d)<F7>4.00%(d)<F7>   0.17%(d)<F7>        $1,340,999

FIRSTAR STELLAR TAX-FREE MONEY MARKET FUND
C SHARES
1994           $1.00     0.02       (0.02)       $1.00     2.15%       0.65%       2.12%          0.35%                 $135,427
1995           $1.00     0.03       (0.03)       $1.00     3.32%       0.66%       3.26%          0.35%                 $167,356
1996           $1.00     0.03       (0.03)       $1.00     2.91%       0.70%       2.87%          0.31%                 $153,256
1997           $1.00     0.03       (0.03)       $1.00     3.02%       0.69%       2.96%          0.30%                 $126,348
1998           $1.00     0.03       (0.03)       $1.00     2.83%       0.75%       2.79%          0.30%                 $134,556
1999(f)<F9>    $1.00     0.01       (0.01)       $1.00     1.21%       0.75%(d)<F7>2.40%(d)<F7>   0.27%(d)<F7>          $140,550

FIRSTAR STELLAR OHIO TAX-FREE MONEY MARKET FUND
C SHARES
1998(e)<F8>    $1.00     0.03       (0.03)       $1.00     2.85%       0.69%(d)<F7>2.81%(d)<F7>   0.60%(d)<F7>           $57,614
1999(f)<F9>    $1.00     0.01       (0.01)       $1.00     1.32%       0.53%(d)<F7>2.63%(d)<F7>   0.57%(d)<F7>           $52,022
-----------------------------------------------------------------------------------------------------------------------------------
(a)<F4>Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b)<F5>This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(c)<F6>Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.
(d)<F7>Computed on an annualized basis.
(e)<F8>Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.
(f)<F9>For the six months ended May 31, 1999 (unaudited).


                         (See Notes to Financial Statements.)

NOTES TO FINANCIAL STATEMENTS

MAY 31, 1999(unaudited)

(1) ORGANIZATION

Firstar Stellar Funds, formerly Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of ten diversified portfolios and one non-diversified portfolio. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein along with each Fund's investment objective:

          PORTFOLIO NAME           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Firstar Stellar Treasury Fund      Stability of principal and current
     ("Treasury Fund")                income consistent with stability of
                                      principal.

Firstar Stellar Tax-Free Money     Current income exempt from federal
     Market Fund ("Tax-Free           regular income tax consistent
     Money Market Fund")              with stability of principal.

Firstar Stellar Ohio Tax-Free      Current income exempt from federal
     Money Market Fund ("Ohio         income tax and the personal
     Tax-Free Money Market Fund")     income taxes imposed by the
                                      state of Ohio and Ohio
                                      municipalities with stability of
                                      principal.

The financial statements of the Bond Funds and the Stock Funds are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Treasury Fund offers two classes of shares, (C Shares and Y Shares); the Tax-Free Money Market Fund offers one class of shares (C Shares); and the Ohio Tax-Free Money Market Fund offers one class of shares (C Shares).

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS

The Funds' use of the amortized cost method which approximates market, to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES

It is each Fund's policy to comply with the provisions of the Internal Revenue Code, as amended applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

G. OTHER

Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, paid in capital for the Treasury Fund, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund aggregated $1,843,708,206, $140,550,055 and $52,022,228, respectively. Transactions in Fund shares were as follows:

                                                TREASURY FUND
                                        ------------------------------

                                            SIX MONTHS     YEAR
                                            ENDED          ENDED
                                            MAY 31,     NOVEMBER 30,
C SHARES                                     1999           1998
--------------------------------------------------------------------------------
Shares sold                             2,412,548,278    4,205,836,659
Shares issued to shareholders
     in payment of distributions
     declared                                  83,194          139,604
Shares redeemed                        (2,452,352,358)  (4,132,946,429)
                                        ------------------------------
     Net change resulting from
       C Share transactions               (39,720,886)      73,029,834
                                        ------------------------------


                                                TREASURY FUND
                                        ------------------------------

                                              SIX MONTHS     YEAR
                                                  ENDED     ENDED
                                                  MAY 31,   NOVEMBER 30,
Y SHARES                                           1999       1998
--------------------------------------------------------------------------------
Shares sold                             2,144,228,927    5,673,502,702
Shares issued to shareholders
     in payment of distributions
     declared                                 145,704          294,269
Shares redeemed                        (1,926,519,024)  (5,209,949,047)
                                        ------------------------------

     Net change resulting from
       Y Share transactions               217,855,607      463,847,924
                                        ------------------------------

     Net change resulting from
       Fund share transactions            178,134,721      536,877,758
                                        ------------------------------
                                        ------------------------------

                                                TAX-FREE MONEY
                                                 MARKET FUND
                                        ------------------------------

                                             SIX MONTHS     YEAR
                                               ENDED        ENDED
                                              MAY 31,   NOVEMBER 30,
C SHARES                                       1999         1998
--------------------------------------------------------------------------------
Shares sold                               202,762,375      490,492,605
Shares issued to shareholders
     in payment of distributions
     declared                                   2,832            5,730
Shares redeemed                          (196,771,588)    (482,289,434)
                                        ------------------------------

     Net change resulting from
       C Share transactions                 5,993,619        8,208,901
                                        ------------------------------


                                               OHIO TAX-FREE
                                             MONEY MARKET FUND
                                        ------------------------------

                                            SIX MONTHS     PERIOD
                                            ENDED          ENDED
                                            MAY 31,        NOVEMBER 30,
C SHARES                                    1999           1998*<F10>
--------------------------------------------------------------------------------
Shares sold                                80,516,434      137,909,771
Shares issued to shareholders
     in payment of distributions
     declared                                   4,632            3,259
Shares redeemed                           (86,112,487)     (80,299,381)
                                        ------------------------------

     Net change resulting from
       C Share transactions                (5,591,421)      57,613,649
                                        ------------------------------

*<F10> Reflects operations for the period from December 2, 1997 (date of initial public investment) to November 30, 1998.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. GENERAL

Certain officers of Firstar Bank, N.A. and Firstar Mutual Fund Services, LLC serve as officers or Trustees of the Trust. Firstar Bank, N.A. and Firstar Mutual Fund Services, LLC are related by virtue of each being a subsidiary of Firstar Corporation.

B. INVESTMENT ADVISORY FEES

Firstar Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as follows:

FUND NAME                          ANNUAL RATE
----------------------------------------------
Treasury Fund                      0.50%
Tax-Free Money Market Fund         0.55%
Ohio Tax-Free Money Market Fund    0.55%
----------------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser may modify or terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

C. ADMINISTRATIVE FEES

Firstar Mutual Fund Services, LLC ("Firstar") provides the Funds with certain administrative personnel and services. Firstar receives a fee at an annual rate of 0.11% of the average daily net assets of each Fund for the period.

D. DISTRIBUTION SERVICES FEES

Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), C Shares of the Trust may pay to the distributor of the Funds an amount computed at an annual rate of 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Effective April 1, 1999, Edgewood Services, Inc. became the distributor of the Funds. Prior to that date, B.C. Ziegler and Company served as the distributor of the Funds.

Currently, only the Treasury Fund is accruing and paying 12b-1 fees. The Tax-Free Money Market Fund and the Ohio Tax-Free Money Market Fund will not accrue or pay any distribution expenses pursuant to the Plan until a "Y" class of shares has been registered with the Securities and Exchange Commission.

E. SHAREHOLDER SERVICES FEES

Under the terms of a Shareholder Services Agreement with Firstar Bank, N.A., each Fund may pay Firstar Bank, N.A. up to 0.25% of average daily net assets of the Funds for the period. Prior to March 1, 1999, Firstar Bank, N.A. limited the Shareholder Servicing fee to 0.05% of average daily net assets. As of March 1, 1999, the Shareholder Servicing fee was changed to 0.10% of average daily net assets. The fee paid to Firstar Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts. Firstar Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

F. TRANSFER AND DIVIDEND DISBURSING AGENT FEES

Firstar Bank, N.A. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Firstar Bank, N.A. is based on the size, type and number of accounts and transactions made by shareholders.

G. PORTFOLIO ACCOUNTING FEES

Firstar is the Funds' accounting services agent. Firstar is responsible for maintaining the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, subject to an annual minimum of $39,000 per Fund, plus out-of-pocket expenses.

H. CUSTODIAN FEES

Firstar Bank, N.A. is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

TRUSTEES                                  OFFICERS

Thomas L. Conlan Jr.                   Daniel B. Benhase
                                          PRESIDENT

Dr. Alfred Gottschalk                  Joseph C. Neuberger
                                          VICE PRESIDENT

Dr. Robert J. Hill                     Michael T. Karbouski
                                          TREASURER

Dawn M. Hornback                       Elaine E. Richards
                                          SECRETARY

Lawrence M. Turner


William H. Zimmer III

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risks, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Firstar Stellar Funds are available through:

o    the Firstar Funds Center,

o Investment Specialists who are either registered representatives of Firstar Investment Services, Inc., a registered broker/dealer, NASD and SIPC member, or registered representatives of MDS Securities, a division of Conseco Financial Services, Inc., a registered broker/dealer, NASD and SIPC member,

o    and through selected shareholder organizations.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

For Account Balance and Investor Services Information
1-800-677-FUND
1-414-287-3808

Firstar Stellar Funds
615 East Michigan Street
P.O. Box 701
Milwaukee, WI 53201-0701

www.firstarstellarfunds.com

(FIRSTAR STELLAR FUNDS LOGO)
Form# SFMMSEM-99